Other Non-Financial Assets - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	€ 166.8	€ 284.9
Insurance Obligation And Service Contracts
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	18.2
Ryvu Therapeutics S.A.
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	8.5	15.7
MediLink Therapeutics Co., Ltd
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	17.7	0.0
European Commission To Collaboration Partner
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	€ 83.1	€ 151.1